Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD ADMIRAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 21, 2022
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2022